SUMMARY OF COMPANY'S STOCK OPTION ACTIVITY (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($) shares in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance		13	13
Weighted average exercise price, Beginning balance		$ 47.53	$ 47.53
Outstanding and vested - weighted average remaining contractual life		1 year 7 months 6 days	2 years 6 months	3 years 6 months
Outstanding and vested, aggregate intrinsic value	[1]
Granted, number of options
Weighted average exercise price, Granted
Exercised, number of options
Weighted average exercise price, Exercised
Forfeited, number of options
Weighted average exercise price, Forfeited
Expired, number of options
Weighted average exercise price, Expired
Ending balance		13	13	13
Weighted average exercise price, Ending balance		$ 47.53	$ 47.53	$ 47.53
Outstanding and vested, aggregate intrinsic value	[1]

[1]	Represents the aggregate gain on exercise for vested in-the-money options.